Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Thailand ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.5%
Asia Aviation PCL, NVDR	6,170,100	$779,853
Bangkok Airways PCL, NVDR	1,650,100	573,540
Thai Airways International PCL, NVDR(a)(b)	1,989,966	635,079

		1,988,472

Auto Components — 0.2%
Sri Trang Agro-Industry PCL, NVDR	2,124,445	785,402

Banks — 12.4%
Bangkok Bank PCL, Foreign	1,089,500	6,764,729
Kasikornbank PCL, NVDR	1,905,900	11,231,546
Kasikornbank PCL, Foreign	2,667,800	15,805,751
Kiatnakin Bank PCL, NVDR(b)	480,973	999,257
Krung Thai Bank PCL, NVDR	7,964,900	4,807,002
Siam Commercial Bank PCL (The), NVDR(b)	1,932,700	7,908,512
Thanachart Capital PCL, NVDR	661,600	1,107,980
Tisco Financial Group PCL, NVDR(b)	460,110	1,283,030
TMB Bank PCL, NVDR	25,165,900	1,502,917

		51,410,724

Beverages — 0.3%
Carabao Group PCL, NVDR(b)	573,500	1,209,610

Building Products — 0.1%
Dynasty Ceramic PCL, NVDR(b)	5,400,240	324,211

Chemicals — 4.0%
Eastern Polymer Group PCL, NVDR(b)	2,297,900	373,937
Global Green Chemicals PCL, NVDR(a)	690,600	235,674
Indorama Ventures PCL, NVDR(b)	3,848,510	5,593,853
PTT Global Chemical PCL, NVDR	5,130,907	9,849,201
Vinythai PCL, NVDR(b)	555,400	389,601

		16,442,266

Construction & Engineering — 1.2%
CH Karnchang PCL, NVDR(b)	2,713,700	2,293,751
Italian-Thai Development PCL, NVDR(b)	9,040,448	645,593
Sino-Thai Engineering & Construction PCL, NVDR(b)	2,023,728	1,585,859
Unique Engineering & Construction PCL, NVDR	1,509,300	548,446

		5,073,649

Construction Materials — 6.6%
Siam Cement PCL (The), NVDR	1,774,400	25,342,564
Tipco Asphalt PCL, NVDR	1,457,100	907,019
TPI Polene PCL, NVDR(b)	16,095,300	1,006,989

		27,256,572

Consumer Finance — 1.8%
AEON Thana Sinsap Thailand PCL, NVDR	173,200	1,127,394
Muangthai Capital PCL, NVDR	1,453,900	2,469,299
Ratchthani Leasing PCL, NVDR(b)	3,055,585	559,993
Srisawad Corp PCL, NVDR(b)	2,115,160	3,325,040

		7,481,726

Containers & Packaging — 0.1%
Polyplex Thailand PCL, NVDR(b)	635,800	287,288

Diversified Telecommunication Services — 1.4%
Jasmine International PCL, NVDR	8,360,668	1,585,086
True Corp. PCL, NVDR	26,637,118	4,141,073

		5,726,159

Electrical Equipment — 0.2%
Gunkul Engineering PCL, NVDR(b)	9,084,221	843,909

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.6%
Hana Microelectronics PCL, NVDR(b)	1,286,400	$1,008,065
KCE Electronics PCL, NVDR(b)	1,727,700	944,441
SVI PCL, NVDR(b)	2,652,615	363,768

		2,316,274

Entertainment — 0.5%
Major Cineplex Group PCL, NVDR	1,436,600	1,305,072
RS PCL, NVDR(b)	903,700	465,449
Workpoint Entertainment PCL, NVDR(b)	500,800	325,981

		2,096,502

Food & Staples Retailing — 9.0%
Berli Jucker PCL, NVDR	2,738,800	3,872,701
CP ALL PCL, NVDR	13,283,100	33,472,698

		37,345,399

Food Products — 3.4%
Charoen Pokphand Foods PCL, NVDR	8,823,200	7,736,592
GFPT PCL, NVDR(b)	1,125,400	565,412
Khon Kaen Sugar Industry PCL, NVDR(b)	3,466,078	306,660
Taokaenoi Food & Marketing PCL, NVDR(b)	1,093,900	290,347
Thai Union Group PCL, NVDR	7,599,600	4,346,402
Thai Vegetable Oil PCL, NVDR	928,153	769,856

		14,015,269

Health Care Providers & Services — 6.2%
Bangkok Chain Hospital PCL, NVDR	2,863,525	1,456,758
Bangkok Dusit Medical Services PCL, NVDR	21,387,100	17,232,674
Bumrungrad Hospital PCL, NVDR	996,076	5,271,909
Chularat Hospital PCL, NVDR	10,084,300	707,391
Thonburi Healthcare Group PCL, NVDR(b)	1,003,000	934,939

		25,603,671

Hotels, Restaurants & Leisure — 2.0%
Erawan Group PCL (The), NVDR(b)	3,107,600	643,172
Minor International PCL, NVDR	6,309,910	7,726,013

		8,369,185

Independent Power and Renewable Electricity Producers — 5.5%
BCPG PCL, NVDR	1,375,400	764,896
CK Power PCL, NVDR(b)	5,064,660	976,204
Electricity Generating PCL, NVDR	660,900	6,202,300
Energy Absolute PCL, NVDR	3,838,000	6,518,445
Gulf Energy Development PCL, NVDR	1,226,000	3,990,142
Inter Far East Energy Corp., NVDR(a)(c)	3,184,500	1
Ratch Group PCL, NVDR	1,676,800	3,258,494
SPCG PCL, NVDR(b)	1,106,200	629,168
Super Energy Corp. PCL, NVDR(a)(b)	30,899,250	615,105

		22,954,755

Industrial Conglomerates — 0.1%
Thoresen Thai Agencies PCL, NVDR	3,100,989	504,624

Insurance — 0.2%
Bangkok Life Assurance PCL, NVDR	1,184,900	1,029,615

Marine — 0.1%
Precious Shipping PCL, NVDR(a)(b)	1,760,900	392,269

Media — 0.4%
BEC World PCL, NVDR(a)(b)	2,766,400	830,422
Plan B Media PCL, NVDR(b)	4,009,100	855,089

		1,685,511

Multiline Retail — 0.5%
Robinson PCL, NVDR	1,144,100	1,970,249

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Thailand ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 16.3%
Bangchak Corp. PCL, NVDR	2,365,200	$2,204,705
Banpu PCL, NVDR(b)	10,012,800	4,714,139
Energy Earth PCL, NVDR(a)(b)(c)	4,419,400	1
Esso Thailand PCL, NVDR(b)	2,374,100	708,910
IRPC PCL, NVDR	25,643,000	3,840,678
Prima Marine PCL, NVDR(b)	1,698,900	332,828
PTT Exploration & Production PCL, NVDR	3,160,984	12,535,066
PTT PCL, NVDR	25,991,100	37,983,676
Siamgas & Petrochemicals PCL, NVDR(b)	1,704,300	506,214
Thai Oil PCL, NVDR	2,557,700	4,788,490

		67,614,707

Pharmaceuticals — 0.2%
Mega Lifesciences PCL, NVDR(b)	794,600	878,774

Real Estate Management & Development — 8.5%
Amata Corp. PCL, NVDR(b)	1,867,100	1,286,129
Ananda Development PCL, NVDR(b)	3,161,900	363,672
AP Thailand PCL, NVDR(b)	5,494,686	1,345,566
Bangkok Land PCL, NVDR(b)	25,480,700	1,272,123
Central Pattana PCL, NVDR	5,107,400	11,498,610
Golden Land Property Development PCL, NVDR	1,311,000	347,971
Land & Houses PCL, NVDR	13,739,600	4,601,936
LPN Development PCL, NVDR(b)	3,033,047	666,077
MBK PCL, NVDR	2,342,700	1,561,923
Origin Property PCL, NVDR(b)	1,724,800	386,952
Platinum Group PCL (The), NVDR(b)	1,886,000	342,665
Pruksa Holding PCL, NVDR	1,265,100	807,489
Quality Houses PCL, NVDR	18,615,432	1,776,400
Sansiri PCL, NVDR(b)	28,850,537	1,285,386
SC Asset Corp. PCL, NVDR(b)	3,283,604	288,440
Siam Future Development PCL, NVDR(b)	2,639,553	533,791
Singha Estate PCL, NVDR	7,114,600	728,377
Supalai PCL, NVDR(b)	3,705,800	2,611,244
U City PCL, NVDR(a)(b)	7,605,541	495,060
Univentures PCL, NVDR(b)	1,502,100	284,781
WHA Corp. PCL, NVDR	19,882,940	2,676,399

		35,160,991

Road & Rail — 1.3%
BTS Group Holdings PCL, NVDR	14,918,100	5,373,769

Specialty Retail — 2.7%
Beauty Community PCL, NVDR(b)	5,236,100	711,438
Com7 PCL, NVDR	1,363,000	839,829
Home Product Center PCL, NVDR	13,486,473	7,201,877
PTG Energy PCL, NVDR(b)	1,711,700	903,243
Siam Global House PCL, NVDR(b)	3,371,143	1,704,346

		11,360,733

Transportation Infrastructure — 6.3%
Airports of Thailand PCL, NVDR	9,749,500	19,639,170
Bangkok Aviation Fuel Services PCL, NVDR	444,000	484,019
Bangkok Expressway & Metro PCL, NVDR	17,480,953	6,241,718

		26,364,907

Security	Shares	Value

Water Utilities — 0.5%
Eastern Water Resources Development and Management PCL, NVDR	1,346,800	$506,420
TTW PCL, NVDR	3,213,866	1,360,796
WHA Utilities and Power PCL, NVDR(b)	2,657,700	440,886

		2,308,102

Wireless Telecommunication Services — 6.7%
Advanced Info Service PCL, NVDR	2,705,419	16,498,803
Intouch Holdings PCL, NVDR	4,744,700	8,658,075
Total Access Communication PCL, NVDR	1,642,600	2,543,247

		27,700,125

Total Common Stocks — 99.8% (Cost: $456,017,783)		413,875,419

Warrants

Hotels, Restaurants & Leisure — 0.0%
Minor International PCL, (Expires 12/31/21)(a)	327,165	—

Media — 0.0%
VGI Global Media PCL, (Expires 09/10/22)(a)	1	—

Total Warrants — 0.0% (Cost: $0)		—

Short-Term Investments

Money Market Funds — 5.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(d)(e)(f)	21,778,958	21,787,669
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	940,926	940,926

		22,728,595

Total Short-Term Investments — 5.5% (Cost: $22,726,741)		22,728,595

Total Investments in Securities — 105.3% (Cost: $478,744,524)		436,604,014

Other Assets, Less Liabilities — (5.3)%		(21,838,484)

Net Assets — 100.0%		$414,765,530

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Thailand ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	21,003,656	775,302	21,778,958	$21,787,669	$961,985	(a)	$7,444	$(3,677)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,195,576	(254,650)	940,926	940,926	18,050		—	—

				$22,728,595	$980,035		$7,444	$(3,677)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1		Level 2	Level 3	Total

Investments
Assets
Common Stocks	$413,875,417		$—	$2	$413,875,419
Warrants	0	(a)	—	—	0	(a)
Money Market Funds	22,728,595		—	—	22,728,595

	$436,604,012		$—	$2	$436,604,014

(a)	Rounds to less than $1.

Portfolio Abbreviations — Equity

NVDR	Non-Voting Depositary Receipt

3